UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance AMT-Free Municipal Income Fund

Eaton Vance Core Plus Bond Fund

Eaton Vance

AMT-Free Municipal Income Fund

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 110.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.4%
New York State Environmental Facilities Corp., 5.00%, 10/15/35(1)	$9,900	$10,435,392

		$10,435,392

Education — 10.2%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$5,000	$5,567,000
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/42	2,125	2,391,836
Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017C, 4.00%, 7/1/43	2,005	2,095,967
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	4,195	4,757,927
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,050	1,160,586
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/37	1,750	1,981,105
Shelby County Health, Educational and Housing Facility Board, TN, (Rhodes College), 5.00%, 8/1/30	625	731,213
Shelby County Health, Educational and Housing Facility Board, TN, (Rhodes College), 5.00%, 8/1/31	325	379,343
Shelby County Health, Educational and Housing Facility Board, TN, (Rhodes College), 5.00%, 8/1/32	500	581,795
University of California, 5.25%, 5/15/35	3,555	4,104,176
University of Nebraska, 5.00%, 5/15/35	1,000	1,133,860
University of Nebraska, 5.00%, 7/1/35	3,000	3,408,450
West Virginia University, 5.00%, 10/1/31	3,000	3,303,960

		$31,597,218

Electric Utilities — 4.6%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,717,173
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	3,650,275
Northern Municipal Power Agency, MN, 5.00%, 1/1/31	200	228,348
Northern Municipal Power Agency, MN, 5.00%, 1/1/32	210	238,589
Northern Municipal Power Agency, MN, 5.00%, 1/1/33	235	266,246
Northern Municipal Power Agency, MN, 5.00%, 1/1/34	210	237,088
Northern Municipal Power Agency, MN, 5.00%, 1/1/35	170	191,660
Northern Municipal Power Agency, MN, 5.00%, 1/1/36	160	180,006
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,503,948
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,282,091
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	2,700	2,789,154

		$14,284,578

1

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 10.5%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$880	$939,241
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,320	1,413,852
Kansas Development Finance Authority, (Adventist Health System), Prerefunded to 11/15/19, 5.75%, 11/15/38	5,115	5,400,008
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	470	525,277
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.50%, 11/15/28	310	315,940
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.50%, 11/15/28	1,000	1,019,160
New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	3,060	3,420,713
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/34	2,035	2,249,184
Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,611,920
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 11/15/18, 5.25%, 11/15/34(1)	3,745	3,799,714
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	1,155	1,188,899
Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(1)	6,000	6,523,800

		$32,407,708

General Obligations — 13.7%
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/36	$1,000	$1,161,910
California, 5.00%, 10/1/26	1,300	1,512,901
California, 5.00%, 10/1/27	630	731,978
California, 5.25%, 10/1/29	560	618,554
California, 5.25%, 10/1/32	3,480	3,840,389
Chicago Board of Education, IL, 5.00%, 12/1/21	230	238,818
District of Columbia, 5.00%, 6/1/37(1)	7,000	8,117,130
Erie County, PA, 5.00%, 9/1/25	500	579,700
Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,089,980
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,316,037
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,312,552
Illinois, 5.00%, 1/1/26	5,000	5,321,000
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	4,991,694
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,055,446
Santa Clara County, CA, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(1)	7,700	7,999,607
Springfield School District No. 19, OR, 5.00%, 6/15/30	1,085	1,248,835
University of Connecticut, 5.00%, 2/15/32	650	718,484
Wentzville R-IV School District, MO, 0.00%, 3/1/29	500	357,255

		$42,212,270

Hospital — 16.1%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$580,116
California Health Facilities Financing Authority, (Kaiser Permanente), Green Bonds, 5.00%, 11/1/27	1,090	1,328,612
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,418,587
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,929,307

2

Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	$2,300	$2,560,406
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,463,767
California Statewide Communities Development Authority, (John Muir Health), Prerefunded to 7/1/19, 5.00%, 7/1/29	1,330	1,376,444
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,268,500
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/45	2,155	2,182,972
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,246,400
Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,185	1,311,404
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	5,345	5,554,257
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,414,452
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	315	350,252
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	3,000	3,369,360
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/29	1,450	1,681,579
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	3,380	3,447,904
Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,744,675
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,046,560
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,547,400

		$49,822,954

Housing — 0.7%
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$555,220
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/42	1,250	1,380,337
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(2)	285	252,225

		$2,187,782

Industrial Development Revenue — 0.9%
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	$2,670	$2,856,099

		$2,856,099

Insured – Education — 0.7%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,099,843

		$2,099,843

Insured – Electric Utilities — 2.5%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$5,415	$5,589,092
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	2,000,888

		$7,589,980

3

Security	Principal Amount (000’s omitted)	Value
Insured – Escrowed/Prerefunded — 0.8%
New Orleans Aviation Board, LA, (AGC), Prerefunded to 1/1/19, 6.00%, 1/1/23	$1,040	$1,063,442
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	1,560	1,464,372

		$2,527,814

Insured – General Obligations — 0.2%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$148,518
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/24	505	558,838

		$707,356

Insured – Lease Revenue/Certificates of Participation — 1.7%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$5,364,500

		$5,364,500

Insured – Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$5,362,646

		$5,362,646

Insured – Special Tax Revenue — 6.8%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$5,265	$5,160,753
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	7,272,720
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,181,729
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	1,427,919
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	12,295	2,666,048
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,249,996

		$20,959,165

Insured – Transportation — 8.1%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,102,080
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,099,320
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	871,295
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	2,747,679
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,500	14,425,255
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	4,921,445

		$25,167,074

Insured – Water and Sewer — 2.4%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$4,825	$5,116,623
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	731,714
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	629,523
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	310,514
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	625,269

		$7,413,643

Other Revenue — 3.5%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/22	$400	$437,332
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	1,200	216,000

4

Security	Principal Amount (000’s omitted)	Value
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	$770	$842,349
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/43	355	393,581
New York City Transitional Finance Authority, NY, (Building Aid), 6.00%, 7/15/38	7,250	7,274,578
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	1,685	1,688,235

		$10,852,075

Senior Living/Life Care — 4.0%
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	$1,480	$1,481,850
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	653,579
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	3,104,448
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,790,202
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	160	171,579
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	660	709,065
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/32(4)	1,575	1,756,062
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/38(4)	2,325	2,566,265

		$12,233,050

Special Tax Revenue — 1.3%
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$982	$981,941
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,344,792
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/27	1,000	745,520
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,000	1,000,060

		$4,072,313

Transportation — 13.3%
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$415	$453,213
Chicago, IL, (Midway International Airport), 5.00%, 1/1/41	4,225	4,686,624
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,242,945
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,641,764
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	700	779,429
Denver City and County, CO, Airport System Revenue, 2.248%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(5)	1,000	1,003,500
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,206,997
Metropolitan Transportation Authority, NY, 5.00%, 11/15/35	525	597,167
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	430	437,671
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	960	977,280
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	6,450	7,249,671
New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,755,579
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,760,594
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	3,802,015
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,170,064
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	6,255	6,344,509

		$41,109,022

5

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 3.1%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(1)	$6,990	$8,169,423
El Paso, TX, Water and Sewer Revenue, 5.00%, 3/1/31	1,080	1,255,262

		$9,424,685

Total Tax-Exempt Investments — 110.2% (identified cost $320,692,950)		$340,687,167

Other Assets, Less Liabilities — (10.2)%		$(31,562,961)

Net Assets — 100.0%		$309,124,206

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2018, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	19.6%
New York	15.8%
Others, representing less than 10% individually	74.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2018, 22.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 12.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	The issuer is in default on the payment of principal but continues to pay interest.

(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2018, the aggregate value of these securities is $6,010,562 or 1.9% of the Fund’s net assets.

(5)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2018.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/ Year	Notional Amount	Value/Net Unrealized Depreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	145	Short	Sep-18	$(17,427,188)	$(144,319)
U.S. Long Treasury Bond	121	Short	Sep-18	(17,545,000)	(341,452)

					$(485,771)

6

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

Currency Abbreviations:

USD	-	United States Dollar

At June 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $485,771.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$340,687,167	$—	$340,687,167
Total Investments	$—	$340,687,167	$—	$340,687,167

Liability Description
Futures Contracts	$(485,771)	$—	$—	$(485,771)
Total	$(485,771)	$—	$—	$(485,771)

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Core Plus Bond Fund

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 41.0%

Security	Principal Amount* (000’s omitted)		Value
Aerospace & Defense — 1.0%
Azul Investments LLP, 5.875%, 10/26/24(1)		2,210	$1,881,262

			$1,881,262

Automotive — 0.2%
Ford Motor Credit Co., LLC, 3.588%, 6/2/20	AUD	490	$366,725

			$366,725

Banks — 3.0%
Banco do Brasil SA, 4.875%, 4/19/23(1)		1,700	$1,629,450
Banco Mercantil del Norte SA/Grand Cayman, 5.75% to 10/4/26, 10/4/31(1)(2)		1,415	1,300,031
Banco Safra SA/Cayman Islands, 4.125%, 2/8/23(1)		650	620,841
Banco Santander SA, 5.179%, 11/19/25		600	605,326
BBVA Bancomer SA, 5.125% to 1/18/28, 1/18/33(1)(2)		1,445	1,287,856

			$5,443,504

Chemicals — 0.9%
Braskem Netherlands Finance BV, 3.50%, 1/10/23(1)		1,600	$1,512,320
Cydsa SAB de CV, 6.25%, 10/4/27(1)		200	181,300

			$1,693,620

Diversified Financial Services — 3.2%
Banco BTG Pactual SA/Cayman Islands, 5.50%, 1/31/23(1)		520	$484,900
Banco BTG Pactual SA/Cayman Islands, 5.75%, 9/28/22(1)		200	189,656
Brookfield Finance, Inc., 3.90%, 1/25/28		1,235	1,169,367
E*TRADE Financial Corp., 3.80%, 8/24/27		1,400	1,342,218
Grupo KUO SAB de CV, 5.75%, 7/7/27(1)		915	839,512
Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30		1,445	1,277,358
UBS Group Funding Switzerland AG, 4.253%, 3/23/28(1)		425	422,574

			$5,725,585

Electric Utilities — 2.5%
Enel Chile SA, 4.875%, 6/12/28		1,885	$1,902,908
Enel Finance International NV, 3.625%, 5/25/27(1)		1,580	1,447,399
Trinidad Generation Unlimited, 5.25%, 11/4/27(1)		1,203	1,184,113

			$4,534,420

Security	Principal Amount* (000’s omitted)	Value
Electrical and Electronic Equipment — 0.8%
Avnet, Inc., 4.625%, 4/15/26	445	$439,067
Ingram Micro, Inc., 5.45%, 12/15/24	995	985,921

		$1,424,988

Foods — 2.6%
BRF GmbH, 4.35%, 9/29/26(1)	1,240	$1,035,400
ESAL GmbH, 6.25%, 2/5/23(1)	1,965	1,839,731
Sigma Alimentos SA de CV, 4.125%, 5/2/26(1)	1,905	1,790,700

		$4,665,831

Home Construction — 1.1%
MDC Holdings, Inc., 6.00%, 1/15/43	2,200	$1,925,880

		$1,925,880

Internet Software & Services — 0.5%
Symantec Corp., 5.00%, 4/15/25(1)	865	$839,914

		$839,914

Media — 1.0%
Charter Communications Operating, LLC/Charter Communications Operating Capital, 3.75%, 2/15/28	1,915	$1,737,070

		$1,737,070

Mining — 1.8%
Freeport-McMoRan, Inc., 5.40%, 11/14/34	1,915	$1,747,438
Yamana Gold, Inc., 4.625%, 12/15/27	1,620	1,554,512

		$3,301,950

Oil and Gas — 5.9%
Ecopetrol SA, 5.875%, 5/28/45	1,020	$971,244
Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(1)	725	682,406
Hunt Oil Co. of Peru, LLC, 6.375%, 6/1/28(1)	375	382,969
Nabors Industries, Inc., 5.10%, 9/15/23	743	703,769
Oceaneering International, Inc., 6.00%, 2/1/28	2,375	2,362,483
Petrobras Global Finance BV, 5.625%, 5/20/43	2,225	1,818,114
Petrobras Global Finance BV, 5.75%, 2/1/29	890	783,761
Rowan Cos., Inc., 4.75%, 1/15/24	490	425,075
Rowan Cos., Inc., 5.40%, 12/1/42	1,338	970,050
YPF S.A., 7.00%, 12/15/47(1)	2,005	1,523,800

		$10,623,671

Pharmaceuticals — 1.0%
CVS Health Corp., 4.30%, 3/25/28	990	$978,081
Teva Pharmaceutical Finance Netherlands III B.V., 6.00%, 4/15/24	800	799,866

		$1,777,947

Security	Principal Amount* (000’s omitted)	Value
Pipelines — 1.4%
Kinder Morgan Energy Partners, L.P., 4.70%, 11/1/42	1,945	$1,729,854
Sunoco Logistics Partners Operations L.P., 3.90%, 7/15/26	750	702,595

		$2,432,449

Real Estate Investment Trusts (REITs) — 3.4%
CBL & Associates, L.P., 4.60%, 10/15/24	950	$780,932
CBL & Associates, L.P., 5.95%, 12/15/26	2,200	1,855,138
DDR Corp., 3.625%, 2/1/25	806	765,701
EPR Properties, 4.50%, 6/1/27	1,355	1,295,999
VEREIT Operating Partnership, L.P., 3.95%, 8/15/27	1,410	1,317,181

		$6,014,951

Retail – Specialty and Apparel — 4.7%
Dollar Tree, Inc., 4.00%, 5/15/25	840	$822,001
Macy’s Retail Holdings, Inc., 4.30%, 2/15/43	3,817	2,978,051
Nordstrom, Inc., 5.00%, 1/15/44	2,845	2,630,494
Signet UK Finance PLC, 4.70%, 6/15/24	1,248	1,173,708
Tapestry, Inc., 4.125%, 7/15/27	901	860,463

		$8,464,717

Semiconductors — 0.8%
Marvell Technology Group, Ltd., 4.875%, 6/22/28	1,355	$1,347,011

		$1,347,011

Technology — 2.4%
Seagate HDD Cayman, 4.875%, 6/1/27	938	$873,066
Seagate HDD Cayman, 5.75%, 12/1/34	2,775	2,533,255
Trimble, Inc., 4.90%, 6/15/28	902	901,801

		$4,308,122

Telecommunications — 1.3%
Nokia Oyj, 4.375%, 6/12/27	2,520	$2,375,100

		$2,375,100

Toys, Games & Hobbies — 0.9%
Mattel, Inc., 3.15%, 3/15/23	1,270	$1,120,775
Mattel, Inc., 5.45%, 11/1/41	230	186,875
Mattel, Inc., 6.20%, 10/1/40	185	158,638
Mattel, Inc., 6.75%, 12/31/25(1)	160	156,200

		$1,622,488

Transportation — 0.6%
JSL Europe S.A., 7.75%, 7/26/24(1)	1,145	$1,033,363

		$1,033,363

Total Corporate Bonds & Notes (identified cost $76,199,479)		$73,540,568

Commercial Mortgage-Backed Securities — 9.0%

Security	Principal Amount (000’s omitted)	Value
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(3)	$1,500	$1,165,916
Series 2016-C7, Class D, 4.588%, 12/10/54(1)(3)	400	342,799
COMM Mortgage Trust
Series 2015-CR22, Class D, 4.259%, 3/10/48(1)(3)	600	502,365
Series 2015-CR24, Class D, 3.463%, 8/10/48(3)	1,800	1,476,204
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.815%, 4/15/47(1)(3)	615	545,032
Series 2014-C22, Class D, 4.71%, 9/15/47(1)(3)	1,220	1,011,358
Series 2014-C23, Class D, 4.101%, 9/15/47(1)(3)	260	226,472
Series 2014-C25, Class C, 4.594%, 11/15/47(3)	770	760,318
Series 2014-C25, Class D, 4.094%, 11/15/47(1)(3)	725	596,831
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	189	190,620
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(3)	500	387,836
Morgan Stanley Capital I Trust
Series 2016-UB12, Class D, 3.312%, 12/15/49(1)	1,000	767,443
Series 2017-CLS, Class A, 2.773%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(4)	740	739,550
Motel 6 Trust
Series 2017-MTL6, Class C, 3.473%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(4)	978	979,642
Series 2017-MTL6, Class E, 5.323%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(4)	809	816,656
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class C, 4.119%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(4)	1,500	1,500,123
RETL Trust
Series 2018-RVP, Class C, 4.123%, (1 mo. USD LIBOR + 2.05%), 3/15/33(1)(4)	687	692,922
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.729%, 5/10/45(1)(3)	850	836,566
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(1)	1,000	818,407
Series 2015-NXS1, Class D, 4.238%, 5/15/48(3)	150	130,996
Series 2015-SG1, Class C, 4.618%, 9/15/48(3)	1,023	975,497
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(1)	940	665,525

Total Commercial Mortgage-Backed Securities (identified cost $16,037,986)		$16,129,078

Asset-Backed Securities — 13.2%

Security	Principal Amount (000’s omitted)	Value
AASET U.S., Ltd.
Series 2018-1A, Class B, 5.437%, 1/16/38(1)	$317	$318,545
American Credit Acceptance Receivables Trust
Series 2017-4, Class A, 2.00%, 7/10/20(1)	226	225,613
Avis Budget Rental Car Funding, LLC
Series 2013-1A, Class B, 2.62%, 9/20/19(1)	603	602,268
Series 2013-2A, Class A, 2.97%, 2/20/20(1)	700	700,496
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,901	1,930,800
Conn Funding II L.P.
Series 2017-A, Class B, 5.11%, 2/15/20(1)	1,185	1,191,451
Series 2017-B, Class A, 2.73%, 7/15/20(1)	211	210,547
DB Master Finance, LLC
Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	1,451	1,456,780
First Investors Auto Owner Trust
Series 2017-1A, Class A1, 1.69%, 4/15/21(1)	77	76,915
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	439	436,440
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	1,247	1,249,763
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	661	650,327
Invitation Homes Trust
Series 2017-SFR2, Class B, 3.235%, (1 mo. USD LIBOR + 1.15%), 12/17/36(1)(4)	635	639,825
Marlette Funding Trust
Series 2018-1A, Class A, 2.61%, 3/15/28(1)	536	534,880
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(1)	1,116	1,119,738
Series 2015-2A, Class A, 2.57%, 7/18/25(1)	172	171,803
Progress Residential Trust
Series 2016-SFR1, Class C, 4.585%, (1 mo. USD LIBOR + 2.50%), 9/17/33(1)(4)	1,550	1,555,249
Series 2016-SFR2, Class E, 5.635%, (1 mo. USD LIBOR + 3.55%), 1/17/34(1)(4)	1,500	1,527,185
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/23(1)	293	293,213
Series 2017-1A, Class B, 3.65%, 6/15/23(1)	600	601,948
Series 2017-2A, Class A, 2.41%, 9/15/23(1)	528	527,177
Series 2017-2A, Class B, 3.48%, 9/15/23(1)	1,200	1,200,114
Series 2017-3A, Class A, 2.36%, 11/15/23(1)	555	552,651
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(1)	1,100	1,096,391
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	35	34,994
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	54	53,697

Security	Principal Amount (000’s omitted)		Value
SpringCastle America Funding LLC
Series 2016-AA, Class A, 3.05%, 4/25/29(1)		$1,081	$1,078,718
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(1)		739	741,014
Thunderbolt Aircraft Lease, Ltd.
Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(5)		843	853,440
Trafigura Securitisation Finance PLC
Series 2017-1A, Class B, 3.773%, (1 mo. USD LIBOR + 1.70%), 12/15/20(1)(4)		500	501,655
Tricon American Homes
Series 2016-SFR1, Class D, 3.886%, 11/17/33(1)		200	198,288
Vantage Data Centers Issuer, LLC
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)		275	275,415
Wendys Funding, LLC
Series 2015-1A, Class A2II, 4.08%, 6/15/45(1)		1,070	1,084,106

Total Asset-Backed Securities (identified cost $23,797,684)			$23,691,446

Foreign Government Bonds — 11.1%

Security	Principal Amount (000’s omitted)		Value
Australia — 1.1%
Queensland Treasury Corp., 5.50%, 6/21/21(6)	AUD	2,505	$2,024,207

			$2,024,207

Brazil — 1.0%
Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	7,735	$1,887,035

			$1,887,035

Canada — 2.0%
Canada Housing Trust, 1.25%, 6/15/21(1)	CAD	2,865	$2,123,977
Canada Housing Trust, 1.50%, 12/15/21(1)	CAD	680	505,056
Canada Housing Trust, 3.80%, 6/15/21(1)	CAD	55	43,825
Canadian Government Bond, 0.75%, 3/1/21	CAD	1,200	884,485

			$3,557,343

Malaysia — 0.5%
Malaysia Government Bond, 3.441%, 2/15/21	MYR	3,415	$841,282

			$841,282

Mexico — 2.3%
Mexican Bonos, 7.75%, 5/29/31	MXN	81,005	$4,122,801

			$4,122,801

Security	Principal Amount (000’s omitted)		Value
Supranational — 3.9%
European Bank for Reconstruction & Development, 7.375%, 4/15/19	IDR	21,020,000	$1,453,852
European Bank for Reconstruction & Development, 9.25%, 12/2/20	IDR	12,980,000	935,593
European Investment Bank, 7.20%, 7/9/19(1)	IDR	6,590,000	454,981
International Bank for Reconstruction & Development, 3.50%, 1/22/21	NZD	1,670	1,161,169
International Finance Corp., 6.30%, 11/25/24	INR	91,790	1,251,956
International Finance Corp., 7.80%, 6/3/19	INR	40,700	598,307
International Finance Corp., 8.25%, 6/10/21	INR	74,390	1,103,424

			$6,959,282

Uruguay — 0.3%
Republic of Uruguay, 8.50%, 3/15/28(1)	UYU	20,780	$574,352

			$574,352

Total Foreign Government Bonds (identified cost $21,491,020)			$19,966,302

Senior Floating-Rate Loans — 0.4%(7)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Health Care — 0.4%
BioClinica, Inc., Term Loan, 6.625%, (3 mo. USD LIBOR + 4.25%), 10/20/23		$748	$714,286

Total Senior Floating-Rate Loans (identified cost $735,988)			$714,286

Convertible Bonds — 1.1%

Security	Principal Amount (000’s omitted)		Value
Oil and Gas — 1.1%
Nabors Industries, Inc., 0.75%, 1/15/24		$2,490	$1,965,285

Total Convertible Bonds (identified cost $2,039,709)			$1,965,285

Convertible Preferred Stocks — 0.3%

Security	Shares		Value
Diversified Financial Services — 0.1%
AMG Capital Trust II, 5.15%		3,250	$194,594

			$194,594

Security	Shares	Value
Oil and Gas — 0.2%
Chesapeake Energy Corp., 5.75%	400	$251,760

		$251,760

Total Convertible Preferred Stocks (identified cost $509,377)		$446,354

Common Stocks — 0.1%

Security	Shares	Value
Oil and Gas — 0.1%
Frontera Energy Corp.(8)	5,460	$79,306

Total Common Stocks (identified cost $394,575)		$79,306

U.S. Treasury Obligations — 9.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.125%, 5/15/48	$5,350	$5,494,513
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(9)	4,178	4,064,679
U.S. Treasury Inflation-Protected Note, 0.375%, 1/15/27(9)	6,871	6,677,072

Total U.S. Treasury Obligations (identified cost $16,220,419)		$16,236,264

Short-Term Investments — 15.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(10)	28,391,105	$28,391,105

Total Short-Term Investments (identified cost $28,389,297)		$28,391,105

Total Investments — 101.1% (identified cost $185,815,534)		$181,159,994

Other Assets, Less Liabilities — (1.1)%		$(1,944,226)

Net Assets — 100.0%		$179,215,768

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2018, the aggregate value of these securities is $62,254,777 or 34.7% of the Fund’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2018.

(4)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2018.

(5)	Multi-step coupon bond. Interest rate represents the rate in effect at June 30, 2018.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2018, the aggregate value of these securities is $2,024,207 or 1.1% of the Fund’s net assets.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(8)	Non-income producing security.

(9)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2018 was $413,294.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	69.6%	$126,015,939
Brazil	8.1	14,715,833
Mexico	5.3	9,522,200
Canada	3.9	6,963,628
Supranational	3.8	6,959,282
Finland	1.3	2,375,100
Australia	1.1	2,024,207
Chile	1.1	1,902,908
Argentina	0.8	1,523,800
Italy	0.8	1,447,399
Bermuda	0.7	1,347,011
Trinidad and Tobago	0.7	1,184,113
Colombia	0.6	1,050,550
Malaysia	0.5	841,282
Israel	0.4	799,866
Spain	0.3	605,326
Uruguay	0.3	574,352
Ireland	0.3	501,655
Switzerland	0.2	422,574
Peru	0.2	382,969

Total Investments	100.0%	$181,159,994

Abbreviations:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

The Fund did not have any open derivative instruments at June 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$73,540,568	$—	$73,540,568
Commercial Mortgage-Backed Securities	—	16,129,078	—	16,129,078
Asset-Backed Securities	—	23,691,446	—	23,691,446
Foreign Government Bonds	—	19,966,302	—	19,966,302
Senior Floating-Rate Loans	—	714,286	—	714,286
Convertible Bonds	—	1,965,285	—	1,965,285
Convertible Preferred Stocks	—	446,354	—	446,354
Common Stocks	79,306	—	—	79,306
U.S. Treasury Obligations	—	16,236,264	—	16,236,264
Short-Term Investments	—	28,391,105	—	28,391,105
Total Investments	$79,306	$181,080,688	$—	$181,159,994

At June 30, 2018, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018